Organization and Principal Activities - Schedule of Consolidated Financial Statements (Details) - VIE [Member] - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Condensed Financial Statements, Captions [Line Items]
Total assets	$ 11,089,456		$ 4,110,737
Total liabilities	19,440,971		$ 12,183,945
Total revenue	11,113,081	$ 8,477,165
Net loss	(79,983)	(483,815)
Net cash used in operating activities	(72,079)	(737,070)
Net cash (used in) provided by investing activities	(6,991,837)	2,352
Net cash provided by financing activities	$ 6,990,479	$ 882,117